PUBLIC OFFERING (Details) - $ / shares	Dec. 22, 2020	Mar. 31, 2023	Dec. 31, 2022
PUBLIC OFFERING
Purchase price, per unit		$ 10.00	$ 10.00
Warrant in each unit (as percent)	0.33%
Exercise price of warrants	$ 11.50
Number of warrant issued per unit	0.33%
Class A Common Stock
PUBLIC OFFERING
Number of shares issuable per warrant	1
Public Warrants | Class A Common Stock
PUBLIC OFFERING
Number of shares in a unit	1
Initial Public Offering
PUBLIC OFFERING
Number of units sold	25,000,000
Purchase price, per unit	$ 10.00
Initial Public Offering | Public Warrants
PUBLIC OFFERING
Exercise price of warrants	$ 11.50
Over-allotment option
PUBLIC OFFERING
Number of units sold	3,000,000
Purchase price, per unit	$ 10.00